CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating Expenses:
Research and development expenses	$ 3,020,432	$ 3,593,341	$ 5,752,597	$ 1,274,981
General and administrative expenses	2,891,177	2,438,106	5,085,986	4,744,504
Total Operating Expenses	5,911,609	6,031,447	10,838,583	6,019,485
Loss from Operations	(5,911,609)	(6,031,447)	(10,838,583)	(6,019,485)
Other Income (Expense):
Interest income	1,152	449	2,162	1,735
Changes in fair value of option and warrant liabilities - (loss) gain	(2,432,449)	1,830,689	(1,122,648)	(528,083)
Foreign currency exchange gains (losses)	27,992	86,438	261,396	(109,198)
Other expenses	(1,741)	(3,213)	(4,044)	(7,336)
Total Other Income (Expenses)	(2,405,046)	1,914,363	(863,134)	(642,882)
Net Loss	(8,316,655)	(4,117,084)	(11,701,717)	(6,662,367)
Other Comprehensive (Loss) Income:
Foreign Currency Translation Adjustment	(46,037)	(160,116)	(268,762)	(52,948)
Comprehensive Loss	$ (8,362,692)	$ (4,277,200)	$ (11,970,479)	$ (6,715,315)
Loss per common share (basic and diluted)	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Weighted average common shares (basic and diluted)	3,002,482,637	1,607,121,984	2,759,381,673	1,594,063,579